Fees Summary	Feb. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,223,000
Previously Paid Amount	0.00
Total Fee Amount	187.24
Total Offset Amount	0.00
Net Fee	187.24
Narrative - Max Aggregate Offering Price	$ 1,223,000
Final Prospectus	true